Offerings - Offering: 1	Oct. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.0025 per share
Amount Registered | shares	822,828
Proposed Maximum Offering Price per Unit	1.23
Maximum Aggregate Offering Price	$ 1,012,078.44
Fee Rate	0.0087%
Amount of Registration Fee	$ 88.05
Offering Note	The registration fee for securities is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c). In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of Class A ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Includes 822,828 Class A ordinary shares to be offered by the Selling Shareholder.

Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, on the basis of the average of the high and low trading prices ($1.30 and $1.16, respectively) of the Class A ordinary shares on October 22, 2026, as reported on the Nasdaq Stock Market.